Segment Information and Geographic Data - Business optimization costs (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 29, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information and Geographic Data
Retention costs			$ 4.6	$ 13.9	$ 3.0
IT costs			2.1	$ 4.8	$ 3.8
Acquisition related costs			$ 5.2
Legal and advisory expenses		$ 3.7
Severance and related costs	$ 3.8	$ 3.8